Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN INTERNATIONAL EQUITY FUND
Entity Central Index Key	0000817656
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032294
Shareholder Report [Line Items]
Fund Name	Elfun International Equity Fund
Trading Symbol	EGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun International Equity Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun International Equity Fund	$21	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39% [1]
AssetsNet	$ 191,708,639
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$191,708,639 Number of Portfolio Holdings58 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Countries

Country	%
France	18.1%
Japan	17.9%
United Kingdom	16.8%
Switzerland	9.5%
Germany	7.3%
Netherlands	6.9%
Spain	2.9%
Denmark	2.9%
Canada	2.3%
Ireland	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Sony Group Corp.	3.2%
ASML Holding NV	3.1%
Safran SA	3.0%
SAP SE	2.9%
Schneider Electric SE	2.9%
Tokio Marine Holdings, Inc.	2.8%
London Stock Exchange Group PLC	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Roche Holding AG	2.6%
Standard Chartered PLC	2.6%

[1]	Annualized.